CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY/(DEFICIT) - USD ($) $ in Millions		Total	Common Stock	Treasury Stock	Additional Paid-in-Capital	Accumulated Deficit	Accumulated Other Comprehensive Income/(Loss)	Total Caesars Stockholders' Equity	Noncontrolling Interest	Other Restructuring [Member]	Other Restructuring [Member] Common Stock	Other Restructuring [Member] Treasury Stock	Other Restructuring [Member] Additional Paid-in-Capital	Other Restructuring [Member] Accumulated Deficit	Other Restructuring [Member] Accumulated Other Comprehensive Income/(Loss)	Other Restructuring [Member] Total Caesars Stockholders' Equity	Other Restructuring [Member] Noncontrolling Interest
Beginning balance at Dec. 31, 2014		$ (4,948)	$ 1	$ (19)	$ 9,163	$ (13,269)	$ (15)	$ (4,139)	$ (809)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to Caesars		6,012	0	0	0	6,012	0	6,012
Net loss attributable to noncontrolling interests		1							(1)
Net income/(loss)		6,011
Stock-based compensation		60	0	(3)	63	0	0	60	0
Noncontrolling Interest, Decrease from Deconsolidation	[1]	870	0	0	0	0	16	16	854
Other comprehensive income/(loss), net of income taxes		0
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders		24	0	0	0	0	0	0	24
Other		25	0	0	13	0	0	13	12
Ending balance at Dec. 31, 2015		2,042	1	(22)	9,239	(7,257)	1	1,962	80
Ending balance (Adjustments for New Accounting Pronouncement [Member]) at Dec. 31, 2015		3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to Caesars		(3,049)	0	0	0	(3,049)	0	(3,049)
Net loss attributable to noncontrolling interests		29							(29)
Net income/(loss)		(3,078)
Stock-based compensation		53	0	0	53	0	0	53	0
Stock-based compensation | Adjustments for New Accounting Pronouncement [Member]	[2]	0	0	0	1	(1)	0	0	0
Noncontrolling Interest, Decrease from Deconsolidation		(629)	0	0	(626)	0	0	(626)	(3)
Other comprehensive income/(loss), net of income taxes		(2)	0	0	0	0	(2)	(2)	0
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders		5	0	0	0	0	0	0	5
Other		2	0	(7)	9	0	0	2	0
Ending balance at Dec. 31, 2016		(1,607)	1	(29)	8,676	(10,307)	(1)	(1,660)	53
Ending balance (Adjustments for New Accounting Pronouncement [Member]) at Dec. 31, 2016		2
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to Caesars		(368)	0	0	0	(368)	0	(368)
Net loss attributable to noncontrolling interests		7							(7)
Net income/(loss)		(375)
Stock-based compensation		44	0	(9)	53	0	0	44	0
Other comprehensive income/(loss), net of income taxes		6	0	0	0	0	6	6	0
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders		3	0	0	0	0	0	0	3
Stock Issued During Period, Value, Other	[3]									$ 5,176	$ 4	$ (114)	$ 5,321	$ 0	$ 0	$ 5,211	$ (35)
Stock Issued During Period, Value, Acquisitions	[3]	0	2	0	(2)	0	0	0	0
Noncontrolling Interest, Increase from Business Combination	[1]	58	0	0	0	0	1	1	57
Other		8	0	0	8	0	0	8	0
Ending balance at Dec. 31, 2017		3,297	$ 7	$ (152)	$ 14,040	$ (10,675)	$ 6	$ 3,226	$ 71
Ending balance (Adjustments for New Accounting Pronouncement [Member]) at Dec. 31, 2017		$ 1

[1]	See Note 2.
[2]	Adoption of Accounting Standards Update No. 2016-09, Compensation-Stock Compensation.
[3]	See Note 1.